Securities at amortised cost - Debt securities by type of exposure (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loan loss provision	€ (4,481)	€ (4,491)
Financial assets	900,164	876,444
Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets	11,605	8,431
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	31,294	31,223	€ 69,730
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	75,960	76,128
Loan loss provision	(17)	(17)
Financial assets	84,352	81,323
Debt securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,196	3,218
Financial assets	3,196	3,218
Debt securities [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	26,785	25,622
Loan loss provision	(8)	(6)
Financial assets	26,776	25,616
Debt securities [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	45,979	47,288
Loan loss provision	(9)	(11)
Financial assets	45,970	47,276
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	42,198	40,381
Debt securities [member] | Government bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	329	142
Debt securities [member] | Government bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	17,609	15,580
Debt securities [member] | Government bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	24,260	24,659
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	17,205	17,639
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	495	467
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	5,988	5,928
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	10,722	11,244
Debt securities [member] | Covered bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	8,585	8,967
Debt securities [member] | Covered bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,600	2,245
Debt securities [member] | Covered bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	6,985	6,722
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	593	1,273
Debt securities [member] | Corporate bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	21	23
Debt securities [member] | Corporate bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	393	485
Debt securities [member] | Corporate bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	179	765
Debt securities [member] | Financial institutions bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	4,192	4,402
Debt securities [member] | Financial institutions bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,415	1,527
Debt securities [member] | Financial institutions bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	371	460
Debt securities [member] | Financial institutions bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	2,405	2,415
Debt securities [member] | ABS portfolio [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,187	3,466
Debt securities [member] | ABS portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	935	1,059
Debt securities [member] | ABS portfolio [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	823	924
Debt securities [member] | ABS portfolio [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,428	1,483
Debt securities [member] | Bond portfolio [member]
Disclosure of financial assets [line items]
Financial assets	75,943	76,111
Debt securities [member] | Bond portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets	3,196	3,218
Debt securities [member] | Bond portfolio [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	26,776	25,616
Debt securities [member] | Bond portfolio [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	€ 45,970	€ 47,276